Organization, Description and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization

Organization

BioModeling Solutions, Inc. (“BioModeling”) was organized on March 20, 2007 as an Oregon limited liability company, and subsequently incorporated in 2013. On August 16, 2016, BioModeling entered into a share exchange agreement (the “SEA”) with First Vivos, Inc. (“First Vivos”), and Vivos Therapeutics, Inc. (“Vivos”), a Wyoming corporation established on July 7, 2016 to facilitate this merger. Vivos was formerly named Corrective BioTechnologies, Inc. until its name changed on September 6, 2016 to Vivos Biotechnologies and on March 2, 2018 to Vivos Therapeutics, Inc. and had no substantial pre-combination business activities. First Vivos was incorporated in Texas on November 10, 2015. Pursuant to the SEA, all of the outstanding shares of common stock and warrants of BioModeling and all of the shares of commons stock of First Vivos were exchanged for newly issued shares of Class A common stock and warrants of Vivos, the legal acquirer, collectively the “Company”.

The transaction was accounted for as a reverse acquisition and recapitalization, with BioModeling as the acquirer for financial reporting and accounting purposes. Upon the consummation of the merger, the historical financial statements of BioModeling became the Company’s historical financial statements and continued to be recorded at their historical carrying amounts.

COVID-19

COVID-19

The early 2020 outbreak of COVID-19 and its development into a pandemic in March 2020 has resulted in significant economic disruption globally. Actions taken by various governmental authorities, individuals and companies around the world to prevent the spread of COVID-19 through social distancing have restricted travel, many business operations, public gatherings and the overall level of individual movement and in-person interaction across the globe. This has significantly reduced global economic activity and resulted in a decline in demand across many industries.

Many of the Company’s VIPs and potential VIPs closed their offices as a result of COVID-19, although some remained open to specifically provide patients with Company products as Company appliances and VIPs were deemed an essential business for health considerations in many jurisdictions. In the face of the pandemic and the results potential for revenue reduction, Company management worked diligently to reduce expenses and maintain revenues during 2020. While revenue growth flattened in March and April 2020, expenses were reduced and the Company aggressively expanded its network of healthcare providers familiar with its products by offering online continuing education courses which introduced many in the medical and dental communities to the Company’s product line. As a result of improving operating cash flows, the Company determined no triggering events had occurred indicating no impairment needed as of December 31, 2020.

Description of Business

Description of Business

The Company is engaged in the designing and selling of oral devices that assist with sleep and breathing disorders and hosting training seminars for medical and dental professionals on sleep and breathing disorders. The Company owns and operates three locations where Vivos systems are measured and fitted. The Company licenses its intellectual property to third-party manufacturers which fabricate appliance devices for orders requested by healthcare professionals, at a specified price per appliance.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements, which include the accounts of the Company and its wholly owned subsidiaries (BioModeling and First Vivos), are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

On July 30, 2020, the Company effected a reverse stock split in which each common shareholder received one share of common stock for every three shares outstanding. On August 12, 2020, the Company reincorporated as a domestic Delaware corporation under Delaware General Corporate Law from Wyoming. All share and per share amounts have been adjusted to reflect the effect of these Reverse Stock Split.

Use of Estimates

Use of Estimates

To prepare financial statements in conformity with U.S. GAAP, management must make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Initial Public Offering

Initial Public Offering

On December 11, 2020, the Company completed its initial public offering (“IPO”) by offering 4,025,000 common shares at a price of $6.00 per share, for net proceeds of approximately $21.6 million after deducting underwriting discounts and commissions and offering expenses payable by the Company. In connection with the IPO, our outstanding units of Series B preferred stock were automatically converted into an aggregate of 1,199,195 shares of common stock and 1,199,195 warrants to purchase an aggregate of 1,199,195 shares of common stock (see Note 9).

Payroll Protection Program Loan

Payroll Protection Program Loan

On May 8, 2020, the Company received approximately $1,265,000 in funding through the U.S. Small Business Administration’s Payroll Protection Program (PPP) that was part of the Coronavirus Aid, Relief, and Economic Security (CARES) Act signed into law in March 2020. The interest rate on the loan is 1.00% per year and matures on May 5, 2022 and may be forgiven to the extent proceeds of the loan are used for eligible expenditures such as payroll and other expenses described in the CARES Act. The note is payable in monthly installments of principal and interest over 12 months, beginning 12 months from the date of the note (deferral period). The note might be repaid at any time with no payment penalty.

The Company used these funds to assist with payroll, rent and utilities. The Company has spent the funding in a manner in which it believes the entire balance of the outstanding promissory note will be eligible for forgiveness through the terms of the PPP. An application to forgive the entire amount was submitted with the lender in January 2021, however, there can be no assurance given that any portion of the PPP loan will be forgiven. Any request for forgiveness is subject to review and approval by the lender and the SBA, including review of qualifying expenditures, staffing and salary levels.

Currently, there is no guidance in U.S. GAAP that specifically addresses the accounting by an entity that obtains a forgivable loan from a government entity. In the absence of specific guidance, the Company believes that is acceptable to account for the PPP loan as a debt instrument under ASC 470, Debt and apply the interest method in ASC 835-30, Imputation of Interest, which considers the interest accrued during the payment deferral period allowed for the loan. The Company recognized the entire loan amount as a financial liability (current and noncurrent per ASC 470-10-45, Other Presentation), with interest accrued and expensed over the term of the loan (see Note 7). Additionally, any amount forgiven when the Company is legally released as the primary obligor under the loan, will be recognized in the income statement as a gain from extinguishment of the loan.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider currency on hand, demand deposits and all highly liquid investments with an original or remaining maturity of three months or less to be cash and cash equivalents. As of December 31, 2020 and 2019, the Company had no cash equivalents and all cash amounts consisted of cash on deposit. As of December 31, 2020 and 2019, and from time to time during each year, the Company maintained balances in excess of federally insured limits.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. Additionally, the Company has a diverse customer base and no single customer represented greater than ten percent of sales or accounts receivable for the years ended December 31, 2020 and 2019.

Accounts Receivable, Net

Accounts Receivable, Net

The accounts receivable in the accompanying financial statements are stated at the amounts management expects to collect. The Company performs credit evaluations of its customers’ financial condition and may require a prepayment for a portion of the services to be performed. The Company reduces accounts receivable by estimating an allowance that may become uncollectible in the future. Management determines the estimated allowance for uncollectible amounts based on its judgements in evaluating the aging of the receivables and the financial condition of our clients. Allowance for uncollectible receivables was $507,347 and $180,852 as of December 31, 2020 and 2019, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which ranges from 4 to 5 years. Amortization of leasehold improvements is recognized using the straight-line method over the shorter of the life of the improvement or the term of the respective leases which range between 5 and 7 years. The Company does not begin depreciating assets until they are placed in service.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets consist of assets acquired from First Vivos and costs paid to third parties for work related to the Company’s patents. The identified intangible assets acquired from First Vivos are amortized using the straight-line method over the estimated life of the assets, which approximates 5 years (See Note 5). The costs paid to third parties for the Companies’ assets are amortized using the straight-line method over the life of the underlying patents, which approximates 15 years. The Company initially determined the fair value of the intangible assets using a discounted cash flow approach.

Goodwill

Goodwill

Goodwill is the excess of acquisition cost of an acquired entity over the fair value of the identifiable net assets acquired (See Note 5). Goodwill is not amortized, but tested for impairment annually or whenever indicators of impairment exist. These indicators may include a significant change in the business climate, legal factors, operating performance indicators, competition, sale or disposition of a significant portion of the business or other factors. The Company tests for impairment annually. There was no impairment of goodwill recognized at December 31, 2020 or 2019.

Long-lived Assets

Long-lived Assets

The Company reviews and evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to, 1) a significant decrease in the market value of an asset, 2) a significant adverse change in the extent or manner in which an asset is used, or 3) an adverse action or assessment by a regulator. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Company’s evaluation of long-lived assets completed for the years ended December 31, 2020 and 2019 resulted in no impairment loss.

Notes Receivable, Net

Notes Receivable, net

The notes receivable in the accompanying financial statements are stated at the amount management expects to collect. The current portion is what the Company expects to collect in the next twelve months and the long-term portion consists of the portion the Company expects to collect beyond twelve months. The Company reduced notes receivable by estimating a discount based on market rates. The discount on notes receivable was $68,101 and $93,421 as of December 31, 2020 and 2019, respectively. Accretion on the discount and interest on the note is recorded in interest income.

Fair Value Measurements

Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company believes that the fair value of cash, accounts receivable, accounts payable and accrued liabilities approximates their carrying values at December 31, 2020 and 2019 due to their short maturities. The Company also believes that the current and long-term portion of notes receivable and debt approximates their carrying value at December 31, 2020 and 2019 as its terms are commensurate with terms the Company can obtain from third parties.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based payments to employees by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. Absent a publicly traded market for our stock, the Company uses the price paid for our stock in the most recent sales to third parties as the stock price input into our valuation model as of the date of grant. The Company determines the estimated grant fair value using the Black-Scholes option pricing model and recognizes compensation costs ratably over the requisite service period which approximates the vesting period using the straight-line method. For options issued to consultants, the Company recognizes the estimated fair value of options issued using the Black-Scholes option pricing model at the time the services are rendered.

The Black-Scholes model requires the input of certain subjective assumptions and the application of judgment in determining the fair value of the awards. The most significant assumptions and judgments include the expected volatility, risk-free interest rate, the expected dividend yield, and the expected term of the awards. The Company accounts for forfeitures as they occur.

The assumptions used in our option pricing model represent management’s best estimates. If factors change and different assumptions are used, our equity-based compensation expense could be materially different in the future. The key assumptions included in the model are as follows:

●	Share price – Historically, we used the price of our stock sold to third parties in our offerings as the most available representation of fair value per share of common stock on date of grant. Beginning in 2021, we will use our publicly quoted market price on Nasdaq.

●	Expected volatility — We determine the expected price volatility based on the historical volatilities of our peer group as we do not have a sufficient trading history for our common stock. Industry peers consist of several public companies in the bio-tech industry similar to us in size, stage of life cycle and financial leverage. We intend to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of our own stock price becomes available, or unless circumstances change such that the identified companies are no longer similar to us, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

●	Risk-free interest rate — The risk-free rate was determined based on yields of U.S. Treasury Bonds of comparable terms. The volatility is based on analyzing the stock price and implied volatility of guideline companies.

●	Expected dividend yield — We have not previously issued dividends and do not anticipate paying dividends in the foreseeable future. Therefore, we used a dividend rate of zero based on our expectation of not paying additional dividends.

●	Expected term — We estimate the expected term using the simplified method which is the average of the vesting term and the contractual term of the options.

Research and Development

Research and Development

Costs related to research and development are expensed as incurred and include costs associated with research and development of new products and enhancements to existing products. There were no significant research and development costs incurred during the years ended December 31, 2020 or 2019.

Income Taxes

Income Taxes

The Company uses the asset and liability method to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities.

Deferred tax assets and liabilities are determined using the effective tax rates for the years in which the tax assets and liabilities are expected to be realized. A valuation allowance is established when it is more likely than not that the future realization of all or some of the deferred tax assets will not be achieved.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed using the weighted average number of common shares outstanding and the weighted average dilutive potential common shares outstanding using the treasury stock method. However, for the years ended December 31, 2019 and 2018, diluted net loss per share is the same as basic net loss per share as the inclusion of weighted average shares of common stock issuable upon the exercise of outstanding warrants and stock options would be anti-dilutive. The numerator in the basic and diluted net loss per share calculation is the net loss attributable to common stockholders, which is the net loss for the year increased by the current year preferred stock dividends accrued.

The holder of the Company’s outstanding Series A Preferred Stock (see Note 8) was entitled to participate in Common Stock dividends, if and when declared, on a one-to-one per-share basis. Accordingly, in periods in which the Company has net income, earnings per share will be computed using the two-class method whereby the pro rata dividends distributable to the holder of Series A Preferred Stock will be deducted from earnings applicable to common stockholders, regardless of whether a dividend is declared for such undistributed earnings. For the years ended December 31, 2020 and 2019, the Company incurred a net loss and, accordingly, there were no undistributed earnings to allocate under the two-class method.

The following table summarizes outstanding common stock securities not included in the computation of diluted net loss per common share as their inclusion would be anti-dilutive:

	December 31,
	2020	2019
Common Stock Warrants	1,960,029	83,334
Common Stock Options	2,302,370	1,900,000

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an emerging growth company (“EGC”) as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), whereby the Company is not required to comply with new or revised financial accounting standards until the dates when private companies are required to comply with such standards. The JOBS Act provides that a company can elect to opt out of the extended transition periods and comply with the requirements that apply to non-EGC public companies but any such election to opt out is irrevocable. Presented below is a discussion of new accounting standards including deadlines for adoption assuming that the Company retains its designation as an EGC.

Standards Required to be Adopted in Future Years. The following accounting standards are not yet effective, and a decision has not been reached about whether the Company may elect to early adopt any of the standards:

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This ASU requires the Company to recognize lease assets and lease liabilities on the balance sheet and also disclose key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-11 Targeted Improvements, which provides lessees the option to adopt either (i) retrospectively to each prior reporting period presented upon initial adoption, or (ii) apply the new leasing standard to all open leases as of the adoption date by recognizing a cumulative-effect adjustment to accumulated deficit in the period of adoption without restating prior periods. The Company is still evaluating which transition approach will be implemented upon adoption of ASU No. 2016-02. ASU 2016-02 is effective for the Company beginning in the first quarter of 2022 and early adoption is permitted.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the guidance on the impairment of financial instruments. This guidance requires use of an impairment model (known as the “current expected credit losses”, or CECL model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its estimate of expected credit losses. ASU 2016-13 is effective for the Company beginning in the first quarter of 2023. The Company is still evaluating the impact the adoption of ASU 2016-13 will have on its results of operations or financial position.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for the Company beginning in the first quarter of 2022. Early adoption is permitted, including adoption in an interim period. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not currently expected to have a material impact on the Company’s financial statements upon adoption.

Recently Adopted Standards. The following recently issued accounting standards were adopted by the Company during the year ended December 31, 2020:

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Accounting Standards Codification (“ASC”) 718, Compensation—Stock Compensation to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of ASC 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The Company adopted this new guidance using the modified retrospective method effective on January 1, 2020. On the date of adoption, there were no outstanding awards granted to non-employees in transactions to acquire goods and services for which the measurement date had not yet occurred. Therefore, the adoption of this standard did not have any impact on the Company’s financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test and eliminating the requirement for a reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Under ASU 2017-04, goodwill impairment testing is performed by comparing the fair value of a reporting unit with its carrying amount whereby an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized is not to exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects are considered, if applicable. ASU 2017-04 is effective for annual and any interim impairment tests performed after December 15, 2022. Effective October 1, 2020, the Company early adopted this new guidance for its annual goodwill impairment testing whereby the adoption of this standard did not have any impact on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurements (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 was adopted effective for the Company beginning in the first quarter of 2020. The Company adopted ASU 2018-13 effective January 1, 2020. The adoption of this standard did have a material impact on the Company’s financial statements.